Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES TOTAL RETURN SERIES, INC.
Prospectus Date	rr_ProspectusDate	Jul. 20, 2025
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Total Return Bond FundA Portfolio of Federated Hermes Total Return Series, Inc.CLASS A SHARES (TICKER TLRAX)
CLASS C SHARES (TICKER TLRCX)
CLASS R SHARES (TICKER FTRKX)
INSTITUTIONAL SHARES (TICKER FTRBX)
SERVICE SHARES (TICKER FTRFX)
CLASS R6 SHARES (TICKER FTRLX)SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2023The Board of Directors of Federated Hermes Total Return Series, Inc. (the “Registrant”), on behalf of Federated Hermes Total Return Bond Fund (the “Fund”), approved an amendment to the Investment Advisory Contract between Federated Investment Management Company and the Registrant to reflect a 0.01% reduction in the Fund’s gross investment advisory fee from 0.30% to 0.29%. This reduction is effective August 1, 2023.1. Accordingly, under the “Fund Summary Information” section under “Risk/Return Summary: Fees and Expenses,” please delete the Fund’s Fee Table and the “Example” table in their entirety and replace them with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Class C Shares (C), Class R Shares (R), Institutional Shares (IS), Service Shares (SS) or Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain classes (e.g., A class) of Federated Hermes funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 22 and in “Appendix B” to this Prospectus.Shareholder Fees (fees paid directly from your investment)ACRISSSR6Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)4.50%NoneNoneNoneNoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)0.00%1.00%NoneNoneNoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneNoneNoneNoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneNoneNoneNoneNoneExchange FeeNoneNoneNoneNoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)ACRISSSR6Management Fee[1]0.29%0.29%0.29%0.29%0.29%0.29%Distribution (12b-1) Fee0.25%0.75%0.50%None0.25%NoneOther Expenses0.43%0.42%0.37%0.15%0.39%0.10%Acquired Fund Fees and Expenses0.02%0.02%0.02%0.02%0.02%0.02%Total Annual Fund Operating Expenses[1]0.99%1.48%1.18%0.46%0.95%0.41%Fee Waivers and/or Expense Reimbursements[1],[2](0.05)%0.00%(0.05)%(0.07)%(0.26)%(0.03)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.94%1.48%1.13%0.39%0.69%0.38%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.2The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, C, R, IS, SS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.92%, 1.47%,1.11%, 0.37%, 0.67% and 0.36% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2024; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Directors.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsA:Expenses assuming redemption$546$751$973$1,608Expenses assuming no redemption$546$751$973$1,608C:Expenses assuming redemption$251$468$808$1,636Expenses assuming no redemption$151$468$808$1,636R:Expenses assuming redemption$120$375$649$1,432Expenses assuming no redemption$120$375$649$1,432IS:Expenses assuming redemption$47$148$258$579Expenses assuming no redemption$47$148$258$579SS:Expenses assuming redemption$97$303$526$1,166Expenses assuming no redemption$97$303$526$1,166R6:Expenses assuming redemption$42$132$230$518Expenses assuming no redemption$42$132$230$5182. Under the section entitled “Who Manages the Fund?,” please delete and replace the first sentence of the sub-section “Advisory Fees” in its entirety with the following:“The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.29% of the Fund’s average daily net assets.”3. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the tables in their entirety with the following:FEDERATED HERMES TOTAL RETURN BOND FUND - A CLASSANNUAL EXPENSE RATIO: 0.99%MAXIMUM FRONT-END SALES CHARGE: 4.50%YearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$477.50$10,027.50$546.44$9,932.962$9,932.96$496.65$10,429.61$100.31$10,331.273$10,331.27$516.56$10,847.83$104.33$10,745.554$10,745.55$537.28$11,282.83$108.51$11,176.455$11,176.45$558.82$11,735.27$112.87$11,624.636$11,624.63$581.23$12,205.86$117.39$12,090.787$12,090.78$604.54$12,695.32$122.10$12,575.628$12,575.62$628.78$13,204.40$126.99$13,079.909$13,079.90$654.00$13,733.90$132.09$13,604.4010$13,604.40$680.22$14,284.62$137.38$14,149.94Cumulative$5,758.08$1,608.41FEDERATED HERMES TOTAL RETURN BOND FUND - C CLASSANNUAL EXPENSE RATIO: 1.48%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypothetical Beginning InvestmentHypothetical Performance EarningsInvestment After ReturnsHypothetical ExpensesHypothetical Ending Investment1$10,000.00$500.00$10,500.00$150.60$10,352.002$10,352.00$517.60$10,869.60$155.91$10,716.393$10,716.39$535.82$11,252.21$161.39$11,093.614$11,093.61$554.68$11,648.29$167.08$11,484.115$11,484.11$574.21$12,058.32$172.96$11,888.356$11,888.35$594.42$12,482.77$179.04$12,306.827$12,306.82$615.34$12,922.16$185.35$12,740.028$12,740.02$637.00$13,377.02$191.87$13,188.47Converts from Class C to Class AAnnual Expense Ratio: 0.99%9$13,188.47$659.42$13,847.89$133.18$13,717.3310$13,717.33$685.87$14,403.20$138.52$14,267.39Cumulative$5,874.36$1,635.90FEDERATED HERMES TOTAL RETURN BOND FUND - R CLASSANNUAL EXPENSE RATIO: 1.18%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypothetical Beginning InvestmentHypothetical Performance EarningsInvestment After ReturnsHypothetical ExpensesHypothetical Ending Investment1$10,000.00$500.00$10,500.00$120.25$10,382.002$10,382.00$519.10$10,901.10$124.85$10,778.593$10,778.59$538.93$11,317.52$129.62$11,190.334$11,190.33$559.52$11,749.85$134.57$11,617.805$11,617.80$580.89$12,198.69$139.71$12,061.606$12,061.60$603.08$12,664.68$145.05$12,522.357$12,522.35$626.12$13,148.47$150.59$13,000.708$13,000.70$650.04$13,650.74$156.34$13,497.339$13,497.33$674.87$14,172.20$162.31$14,012.9310$14,012.93$700.65$14,713.58$168.51$14,548.22Cumulative$5,953.18$1,431.80FEDERATED HERMES TOTAL RETURN BOND FUND - IS CLASSANNUAL EXPENSE RATIO: 0.46%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypothetical Beginning InvestmentHypothetical Performance EarningsInvestment After ReturnsHypothetical ExpensesHypothetical Ending Investment1$10,000.00$500.00$10,500.00$47.04$10,454.002$10,454.00$522.70$10,976.70$49.18$10,928.613$10,928.61$546.43$11,475.04$51.41$11,424.774$11,424.77$571.24$11,996.01$53.75$11,943.455$11,943.45$597.17$12,540.62$56.19$12,485.686$12,485.68$624.28$13,109.96$58.74$13,052.537$13,052.53$652.63$13,705.16$61.40$13,645.118$13,645.11$682.26$14,327.37$64.19$14,264.609$14,264.60$713.23$14,977.83$67.11$14,912.2110$14,912.21$745.61$15,657.82$70.15$15,589.22Cumulative$6,155.55$579.16FEDERATED HERMES TOTAL RETURN BOND FUND - SS CLASSANNUAL EXPENSE RATIO: 0.95%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypothetical Beginning InvestmentHypothetical Performance EarningsInvestment After ReturnsHypothetical ExpensesHypothetical Ending Investment1$10,000.00$500.00$10,500.00$96.92$10,405.002$10,405.00$520.25$10,925.25$100.85$10,826.403$10,826.40$541.32$11,367.72$104.93$11,264.874$11,264.87$563.24$11,828.11$109.18$11,721.105$11,721.10$586.06$12,307.16$113.61$12,195.806$12,195.80$609.79$12,805.59$118.21$12,689.737$12,689.73$634.49$13,324.22$122.99$13,203.668$13,203.66$660.18$13,863.84$127.97$13,738.419$13,738.41$686.92$14,425.33$133.16$14,294.8210$14,294.82$714.74$15,009.56$138.55$14,873.76Cumulative$6,016.99$1,166.37FEDERATED HERMES TOTAL RETURN BOND FUND - R6 CLASSANNUAL EXPENSE RATIO: 0.41%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypothetical Beginning InvestmentHypothetical Performance EarningsInvestment After ReturnsHypothetical ExpensesHypothetical Ending Investment1$10,000.00$500.00$10,500.00$41.94$10,459.002$10,459.00$522.95$10,981.95$43.87$10,939.073$10,939.07$546.95$11,486.02$45.88$11,441.174$11,441.17$572.06$12,013.23$47.99$11,966.325$11,966.32$598.32$12,564.64$50.19$12,515.576$12,515.57$625.78$13,141.35$52.49$13,090.037$13,090.03$654.50$13,744.53$54.90$13,690.868$13,690.86$684.54$14,375.40$57.42$14,319.279$14,319.27$715.96$15,035.23$62.06$14,976.5210$14,976.52$748.83$15,725.35$62.81$15,663.94Cumulative$6,169.89$517.55July 19, 2023Federated Hermes Total Return Bond FundFederated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456038 (7/23)© 2023 Federated Hermes, Inc.Federated Hermes Ultrashort Bond FundA Portfolio of Federated Hermes Total Return Series, Inc.CLASS A SHARES (TICKER FULAX)
INSTITUTIONAL SHARES (TICKER FULIX)
SERVICE SHARES (TICKER FULBX)
CLASS R6 SHARES (TICKER FULLX)SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2022The Board of Directors (the “Board”) of Federated Hermes Total Return Series, Inc. (the “Registrant”), on behalf of Federated Hermes Ultrashort Fund (the “Fund”), approved an amendment to the Investment Advisory Contract between Federated Investment Management Company and the Registrant to reflect a 0.01% reduction in the Fund’s gross investment advisory fee from 0.30% to 0.29%. This reduction is effective August 1, 2023.1. Accordingly, under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and the “Example” table in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Institutional Shares (IS), Service Shares (SS) or Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)AISSSR6Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneNoneNoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneNoneNoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneNoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneNoneNoneExchange FeeNoneNoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)AISSSR6Management Fee[1]0.29%0.29%0.29%0.29%Distribution (12b-1) FeeNoneNoneNoneNoneOther Expenses0.31%[2]0.14%[3]0.24%[4]0.11%Total Annual Fund Operating Expenses[1]0.60%0.43%0.53%0.40%Fee Waivers and/or Expense Reimbursements[1,5](0.08)%(0.06)%(0.06)%(0.04)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.52%0.37%0.47%0.36%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund.2The Fund will only incur and pay up to 0.15% of certain service fees (shareholder/account administrations fees) for the A class of the Fund. The Fund may incur and pay such fees on its A class of up to a maximum of 0.25%. The A class of the Fund will not incur and pay such fees to exceed 0.15% until such time as approved by the Fund’s Board of Directors (the “Directors”).3The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum amount of 0.25%. No such fees are currently incurred and paid by the IS class of the Fund. The IS class of the Fund will not incur and pay such fees until such time as approved by the Directors.4The Fund will only incur and pay up to 0.10% of certain service fees (shareholder services/account administrations fees) for the SS class of the Fund. The Fund may incur and pay such fees on its SS class of up to a maximum of 0.25%. The SS class of the Fund will not incur and pay such fees to exceed 0.10% until such time as approved by the Directors.5The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, IS, SS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.51%, 0.36%, 0.46% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsA$61$192$335$750IS$44$138$241$542SS$54$170$296$665R6$41$128$224$5052. Under the heading entitled “Who Manages the Fund?” please delete and replace the first sentence of the sub-section “Advisory Fees” in its entirety with the following:“The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.29% of the Fund’s average daily net assets.3. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the tables in their entirety with the following:FEDERATED HERMES ULTRASHORT BOND FUND - A CLASSANNUAL EXPENSE RATIO: 0.60%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$61.32$10,440.002$10,440.00$522.00$10,962.00$64.02$10,899.363$10,899.36$544.97$11,444.33$66.83$11,378.934$11,378.93$568.95$11,947.88$69.78$11,879.605$11,879.60$593.98$12,473.58$72.85$12,402.306$12,402.30$620.12$13,022.42$76.05$12,948.007$12,948.00$647.40$13,595.40$79.40$13,517.718$13,517.71$675.89$14,193.60$82.89$14,112.499$14,112.49$705.62$14,818.11$86.54$14,733.4410$14,733.44$736.67$15,470.11$90.35$15,381.71Cumulative$6,115.60$750.03FEDERATED HERMES ULTRASHORT BOND FUND - IS CLASSANNUAL EXPENSE RATIO: 0.43%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$43.98$10,457.002$10,457.00$522.85$10,979.85$45.99$10,934.883$10,934.88$546.74$11,481.62$48.09$11,434.604$11,434.60$571.73$12,006.33$50.29$11,957.165$11,957.16$597.86$12,555.02$52.59$12,503.606$12,503.60$625.18$13,128.78$54.99$13,075.017$13,075.01$653.75$13,728.76$57.51$13,672.548$13,672.54$683.63$14,356.17$60.14$14,297.389$14,297.38$714.87$15,012.25$62.88$14,950.7710$14,950.77$747.54$15,698.31$65.76$15,634.02Cumulative$6,164.15$542.22FEDERATED HERMES ULTRASHORT BOND FUND - SS CLASSANNUAL EXPENSE RATIO: 0.53%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$54.18$10,447.002$10,447.00$522.35$10,969.35$56.61$10,913.983$10,913.98$545.70$11,459.68$59.14$11,401.834$11,401.83$570.09$11,971.92$61.78$11,911.495$11,911.49$595.57$12,507.06$64.54$12,443.936$12,443.93$622.20$13,066.13$67.43$13,000.177$13,000.17$650.01$13,650.18$70.44$13,581.288$13,581.28$679.06$14,260.34$73.59$14,188.369$14,188.36$709.42$14,897.78$76.88$14,822.5810$14,822.58$741.13$15,563.71$80.32$15,485.15Cumulative$6,135.53$664.91FEDERATED HERMES ULTRASHORT BOND FUND – R6 CLASSANNUAL EXPENSE RATIO: 0.40%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$40.92$10,460.002$10,460.00$523.00$10,983.00$42.80$10,941.163$10,941.16$547.06$11,488.22$44.77$11,444.454$11,444.45$572.22$12,016.67$46.83$11,970.895$11,970.89$598.54$12,569.43$48.98$12,521.556$12,521.55$626.08$13,147.63$51.24$13,097.547$13,097.54$654.88$13,752.42$53.60$13,700.038$13,700.03$685.00$14,385.03$56.06$14,330.239$14,330.23$716.51$15,046.74$58.64$14,989.4210$14,989.42$749.47$15,738.89$61.34$15,678.93Cumulative$6,172.76$505.18July 19, 2023Federated Hermes Ultrashort Bond Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456040 (7/23)© 2023 Federated Hermes, Inc.
Federated Hermes Ultrashort Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Ultrashort Bond FundA Portfolio of Federated Hermes Total Return Series, Inc.CLASS A SHARES (TICKER FULAX)
INSTITUTIONAL SHARES (TICKER FULIX)
SERVICE SHARES (TICKER FULBX)
CLASS R6 SHARES (TICKER FULLX)SUPPLEMENT TO SUMMARY PROSPECTUS DATED NOVEMBER 30, 2022The Board of Directors (the “Board”) of Federated Hermes Total Return Series, Inc. (the “Registrant”), on behalf of Federated Hermes Ultrashort Fund (the “Fund”), approved an amendment to the Investment Advisory Contract between Federated Investment Management Company and the Registrant to reflect a 0.01% reduction in the Fund’s gross investment advisory fee from 0.30% to 0.29%. This reduction is effective August 1, 2023.1. Accordingly, under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and the “Example” table in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Institutional Shares (IS), Service Shares (SS) or Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)AISSSR6Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneNoneNoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneNoneNoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneNoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneNoneNoneExchange FeeNoneNoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)AISSSR6Management Fee[1]0.29%0.29%0.29%0.29%Distribution (12b-1) FeeNoneNoneNoneNoneOther Expenses0.31%[2]0.14%[3]0.24%[4]0.11%Total Annual Fund Operating Expenses[1]0.60%0.43%0.53%0.40%Fee Waivers and/or Expense Reimbursements[1,5](0.08)%(0.06)%(0.06)%(0.04)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.52%0.37%0.47%0.36%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund.2The Fund will only incur and pay up to 0.15% of certain service fees (shareholder/account administrations fees) for the A class of the Fund. The Fund may incur and pay such fees on its A class of up to a maximum of 0.25%. The A class of the Fund will not incur and pay such fees to exceed 0.15% until such time as approved by the Fund’s Board of Directors (the “Directors”).3The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum amount of 0.25%. No such fees are currently incurred and paid by the IS class of the Fund. The IS class of the Fund will not incur and pay such fees until such time as approved by the Directors.4The Fund will only incur and pay up to 0.10% of certain service fees (shareholder services/account administrations fees) for the SS class of the Fund. The Fund may incur and pay such fees on its SS class of up to a maximum of 0.25%. The SS class of the Fund will not incur and pay such fees to exceed 0.10% until such time as approved by the Directors.5The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, IS, SS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.51%, 0.36%, 0.46% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsA$61$192$335$750IS$44$138$241$542SS$54$170$296$665R6$41$128$224$505July 19, 2023Federated Hermes Ultrashort Bond Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456042 (7/23)© 2023 Federated Hermes, Inc.Federated Hermes Ultrashort Bond FundA Portfolio of Federated Hermes Total Return Series, Inc.CLASS A SHARES (TICKER FULAX)
INSTITUTIONAL SHARES (TICKER FULIX)
SERVICE SHARES (TICKER FULBX)
CLASS R6 SHARES (TICKER FULLX)SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 2022The Board of Directors (the “Board”) of Federated Hermes Total Return Series, Inc. (the “Registrant”), on behalf of Federated Hermes Ultrashort Fund (the “Fund”), approved an amendment to the Investment Advisory Contract between Federated Investment Management Company and the Registrant to reflect a 0.01% reduction in the Fund’s gross investment advisory fee from 0.30% to 0.29%. This reduction is effective August 1, 2023.1. Accordingly, under the section entitled “Risk/Return Summary: Fees and Expenses,” please delete and replace the “Fee Table” and the “Example” table in their entirety with the following:RISK/RETURN SUMMARY: Fees and ExpensesThis table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Institutional Shares (IS), Service Shares (SS) or Class R6 Shares (R6) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.Shareholder Fees (fees paid directly from your investment)AISSSR6Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)NoneNoneNoneNoneMaximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)NoneNoneNoneNoneMaximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)NoneNoneNoneNoneRedemption Fee (as a percentage of amount redeemed, if applicable)NoneNoneNoneNoneExchange FeeNoneNoneNoneNoneAnnual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)AISSSR6Management Fee[1]0.29%0.29%0.29%0.29%Distribution (12b-1) FeeNoneNoneNoneNoneOther Expenses0.31%[2]0.14%[3]0.24%[4]0.11%Total Annual Fund Operating Expenses[1]0.60%0.43%0.53%0.40%Fee Waivers and/or Expense Reimbursements[1,5](0.08)%(0.06)%(0.06)%(0.04)%Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements0.52%0.37%0.47%0.36%1The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund.2The Fund will only incur and pay up to 0.15% of certain service fees (shareholder/account administrations fees) for the A class of the Fund. The Fund may incur and pay such fees on its A class of up to a maximum of 0.25%. The A class of the Fund will not incur and pay such fees to exceed 0.15% until such time as approved by the Fund’s Board of Directors (the “Directors”).3The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum amount of 0.25%. No such fees are currently incurred and paid by the IS class of the Fund. The IS class of the Fund will not incur and pay such fees until such time as approved by the Directors.4The Fund will only incur and pay up to 0.10% of certain service fees (shareholder services/account administrations fees) for the SS class of the Fund. The Fund may incur and pay such fees on its SS class of up to a maximum of 0.25%. The SS class of the Fund will not incur and pay such fees to exceed 0.10% until such time as approved by the Directors.5The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, IS, SS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.51%, 0.36%, 0.46% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:Share Class1 Year3 Years5 Years10 YearsA$61$192$335$750IS$44$138$241$542SS$54$170$296$665R6$41$128$224$5052. Under the heading entitled “Who Manages the Fund?” please delete and replace the first sentence of the sub-section “Advisory Fees” in its entirety with the following:“The Fund’s investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.29% of the Fund’s average daily net assets.3. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the tables in their entirety with the following:FEDERATED HERMES ULTRASHORT BOND FUND - A CLASSANNUAL EXPENSE RATIO: 0.60%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$61.32$10,440.002$10,440.00$522.00$10,962.00$64.02$10,899.363$10,899.36$544.97$11,444.33$66.83$11,378.934$11,378.93$568.95$11,947.88$69.78$11,879.605$11,879.60$593.98$12,473.58$72.85$12,402.306$12,402.30$620.12$13,022.42$76.05$12,948.007$12,948.00$647.40$13,595.40$79.40$13,517.718$13,517.71$675.89$14,193.60$82.89$14,112.499$14,112.49$705.62$14,818.11$86.54$14,733.4410$14,733.44$736.67$15,470.11$90.35$15,381.71Cumulative$6,115.60$750.03FEDERATED HERMES ULTRASHORT BOND FUND - IS CLASSANNUAL EXPENSE RATIO: 0.43%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$43.98$10,457.002$10,457.00$522.85$10,979.85$45.99$10,934.883$10,934.88$546.74$11,481.62$48.09$11,434.604$11,434.60$571.73$12,006.33$50.29$11,957.165$11,957.16$597.86$12,555.02$52.59$12,503.606$12,503.60$625.18$13,128.78$54.99$13,075.017$13,075.01$653.75$13,728.76$57.51$13,672.548$13,672.54$683.63$14,356.17$60.14$14,297.389$14,297.38$714.87$15,012.25$62.88$14,950.7710$14,950.77$747.54$15,698.31$65.76$15,634.02Cumulative$6,164.15$542.22FEDERATED HERMES ULTRASHORT BOND FUND - SS CLASSANNUAL EXPENSE RATIO: 0.53%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$54.18$10,447.002$10,447.00$522.35$10,969.35$56.61$10,913.983$10,913.98$545.70$11,459.68$59.14$11,401.834$11,401.83$570.09$11,971.92$61.78$11,911.495$11,911.49$595.57$12,507.06$64.54$12,443.936$12,443.93$622.20$13,066.13$67.43$13,000.177$13,000.17$650.01$13,650.18$70.44$13,581.288$13,581.28$679.06$14,260.34$73.59$14,188.369$14,188.36$709.42$14,897.78$76.88$14,822.5810$14,822.58$741.13$15,563.71$80.32$15,485.15Cumulative$6,135.53$664.91FEDERATED HERMES ULTRASHORT BOND FUND – R6 CLASSANNUAL EXPENSE RATIO: 0.40%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$40.92$10,460.002$10,460.00$523.00$10,983.00$42.80$10,941.163$10,941.16$547.06$11,488.22$44.77$11,444.454$11,444.45$572.22$12,016.67$46.83$11,970.895$11,970.89$598.54$12,569.43$48.98$12,521.556$12,521.55$626.08$13,147.63$51.24$13,097.547$13,097.54$654.88$13,752.42$53.60$13,700.038$13,700.03$685.00$14,385.03$56.06$14,330.239$14,330.23$716.51$15,046.74$58.64$14,989.4210$14,989.42$749.47$15,738.89$61.34$15,678.93Cumulative$6,172.76$505.18July 19, 2023Federated Hermes Ultrashort Bond Fund
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedHermes.com/us
or call 1-800-341-7400.Federated Securities Corp., DistributorQ456040 (7/23)© 2023 Federated Hermes, Inc.